Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases is as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Operating lease right-of-use assets, net	1.6	0.8
Current operating lease liabilities	0.6	0.2
Non-current operating lease liabilities	0.9	0.6

Schedule of Components of Lease Cost
Components of lease expenses are comprised of the following:

(In $ millions)	For the three months ended		For the six months ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Rig operating and maintenance expenses	5.6	4.0	10.2	8.3
General and administrative expenses	0.6	0.6	1.3	1.2
Operating lease expense	6.2	4.6	11.5	9.5

Schedule of Future Minimum Revenues to be Received Under Operating Leases
The future minimum leases payments under the Company’s non-cancellable operating leases are as follows:

(In $ millions)	June 30, 2026
2026	0.4
2027	0.8
2028	0.5
Total Minimum Lease Payments	1.7
Less: Imputed interest	(0.2)
Present value of operating liabilities	1.5

Schedule of Minimum Future Revenues to be Received
The minimum future revenues to be received under the Company's operating leases on its jack-up rigs as of June 30, 2026, are as follows:

(In $ millions)	June 30, 2026
2026	68.6
2027	106.9
2028	35.8
Total minimum contractual future revenues	211.3